Operating expenses	12 Months Ended
Dec. 31, 2017
Operating expenses
Operating expenses

Note 22 – Operating expenses

Operating expenses disclosed by nature of expense amounted to $ 53,207, $45,480 and $34,311 for the years ended December 31, 2017, 2016 and 2015, respectively. The breakdown of Employee benefit expenses and severance payments, Cost of equipments and handsets, Provisions and Bad debt expenses are disclosed in Notes 13, 7, 17 and 5, respectively.

The main components of the remaining operating expenses are the following:

Interconnection costs and other telecommunication charges

	Years ended December 31,
	2017	2016	2015
Fixed telephony interconnection costs	(486)	(445)	(327)
Cost of international outbound calls	(272)	(268)	(192)
Lease of circuits and use of public network	(490)	(461)	(336)
Mobile Services - charges for roaming	(348)	(414)	(374)
Mobile Services - charges for TLRD	(1,552)	(965)	(941)

	(3,148)	(2,553)	(2,170)

Fees for services, maintenance, materials and supplies

	Years ended December 31,
	2017	2016	2015
Maintenance of hardware and software	(671)	(546)	(331)
Technical maintenance	(1,393)	(1,329)	(854)
Service connection fees for fixed lines and Internet lines	(600)	(267)	(224)
Service connection fees capitalized as SAC (Note 3.j)	23	14	14
Service connection fees capitalized as Intangible assets (Note 3.j)	50	41	36
Other maintenance costs	(716)	(524)	(396)
Obsolescence of inventories – Mobile Services (Note 7)	(17)	(45)	(38)
Call center fees	(1,999)	(1,428)	(1,297)
Other fees for services	(1,211)	(862)	(793)
Directors and Supervisory Committee’s fees	(66)	(60)	(36)

	(6,600)	(5,006)	(3,919)

Taxes and fees with the Regulatory Authority

	Years ended December 31,
	2017	2016	2015
Turnover tax	(3,528)	(2,817)	(2,122)
Taxes with the Regulatory Authority	(1,049)	(1,078)	(917)
Tax on deposits to and withdrawals from bank accounts	(626)	(539)	(403)
Municipal taxes	(531)	(395)	(289)
Other taxes	(373)	(296)	(212)

	(6,107)	(5,125)	(3,943)

Commissions

	Years ended December 31,
	2017	2016	2015
Agent commissions	(2,602)	(3,078)	(2,659)
Agent commissions capitalized as SAC (Note 3.j)	986	1,403	1,172
Distribution of prepaid cards commissions	(842)	(763)	(635)
Collection commissions	(1,147)	(1,295)	(983)
Other commissions	(26)	(116)	(88)

	(3,631)	(3,849)	(3,193)

Advertising

	Years ended December 31,
	2017	2016	2015
Media advertising	(769)	(527)	(524)
Fairs and exhibitions	(264)	(176)	(137)
Other advertising costs	(185)	(171)	(153)

	(1,218)	(874)	(814)

Cost of VAS

	Years ended December 31,
	2017	2016	2015
Cost of mobile value added services	(829)	(1,446)	(1,218)
Cost of fixed value added services	(45)	(53)	(38)

	(874)	(1,499)	(1,256)

Other operating expenses

	Years ended December 31,
	2017	2016	2015
Transportation, freight and travel expenses	(927)	(961)	(768)
Delivery costs capitalized as SAC	79	134	85
Rental expense	(1,069)	(765)	(540)
Energy, water and others	(1,117)	(783)	(429)
International and satellite connectivity	(246)	(215)	(202)

	(3,280)	(2,590)	(1,854)

D&A

	Years ended December 31,
	2017	2016	2015
Depreciation of PP&E	(5,039)	(4,358)	(3,046)
Amortization of SAC and service connection costs	(1,524)	(1,474)	(1,045)
Amortization of 3G/4G licenses	(325)	(338)	(324)
Amortization of other intangible assets	(40)	(28)	(23)

	(6,928)	(6,198)	(4,438)

Disposals and impairment of PP&E	Years ended December 31,
	2017	2016	2015
Gain on disposal and impairment of PP&E (*)	-	-	31
Impairment of PP&E – Fixed services	(5)	2	(116)
Impairment of PP&E – Mobile services	(229)	(369)	(114)
Decrease of PP&E – Fixed services	(16)	(1)	-
Decrease of PP&E – Mobile services	(66)	(15)	-

	(316)	(383)	(199)

(*) Since 2016 these results are included in Other Income.

Operating expenses, disclosed per function are as follows:

	Years ended December 31,
	2017	2016	2015
Operating costs	(32,287)	(27,628)	(20,578)
Administration costs	(3,306)	(2,453)	(1,827)
Commercialization costs	(16,708)	(14,829)	(11,594)
Other expenses – provisions	(590)	(187)	(113)
Gain on disposal of PP&E and impairment of PP&E	(316)	(383)	(199)

	(53,207)	(45,480)	(34,311)

Operating leases

Future minimum lease payments from of non cancellable operating lease agreements as of December 31, 2017, 2016 and 2015 are as follows:

	Less than 1 year	1-5 years	More than 5 years	Total
2015	436	890	31	1,357
2016	636	1,169	74	1,879
2017	681	1,185	143	2,009

Further information is provided in Note 3.k) to these consolidated financial statements.